Related Party Transactions (Details)	9 Months Ended
Feb. 28, 2017 USD ($)
Related Party Transactions (Textual)
Management fees and office premises	$ 1,500
Description of related party transaction	Agreed to assign to the Company until such a time as the Company closes on an Equity or Debt financing of not less than $750,000.
Monthly rent	$ 1,000
Executive compensation value	500
Donated management fees	13,500
Related party, total	$ 51,736